Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Postretirement Welfare Plan [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	7.2	7.7
Qualified pension plans [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	15.9	14.8
Non qualified pension plans [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	12.2	11.4
Benefit Obligations [Member] | Prior to age 65 [Member] | 2019 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.00%
Benefit Obligations [Member] | After age 65 [Member] | 2019 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.00%